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AMERICAS

US Legal Services

Nicole L. Molleur

Paralegal

(860) 723-2256

Fax: (860) 723-2215

nicole.molleur@us.ing.com

VIA EDGARLINK

December 20, 2005

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: ING express Variable Annuity File Nos.: 333-129091 and 811-2513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement , Contract Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No.1 to the Registration Statement on Form N-4 ("Amendment No. 1") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 1 of the Registrant’s Registration Statement on Form N-4 which was declared effective on December 19, 2005. The text of Amendment No. 1 was filed electronically on December 16, 2005.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at (860) 723-2239.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Paralegal

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation